Share-Based Compensation - Restricted Ordinary Shares Rollforward (Details) - Restricted Stock	9 Months Ended
Sep. 30, 2020 $ / shares shares
Number of restricted shares
Unvested and outstanding beginning balance (in shares) | shares	314,744
Granted (in shares) | shares	0
Vested (in shares) | shares	(182,249)
Canceled of forfeited (in shares) | shares	(1,969)
Unvested and outstanding ending balance (in shares) | shares	130,526
Weighted average grant date fair value
Unvested and outstanding beginning balance weighted average grant date fair value (usd per share) | $ / shares	$ 4.22
Granted weighted average grant date fair value (usd per share) | $ / shares	0
Vested weighted average grant date fair value (usd per share) | $ / shares	4.26
Canceled or forfeited weighted average grant date fair value (usd per share) | $ / shares	4.44
Unvested and outstanding ending balance weighted average grant date fair value (usd per share) | $ / shares	$ 4.17